Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 23, 2015
Document And Entity Information
Entity Registrant Name	EPIC STORES CORP.
Entity Central Index Key	0001558009
Document Type	S-1/A
Document Period End Date	Sep. 30, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		34,383,109
Document Fiscal Year Focus	2015
Amendment Description	Response to SEC Comment Letter